UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number: [28-4768]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, Chief Operating Officer, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:
     /s/ Gregory D. Hitchan    San Francisco, California     May 15, 2007

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          24

Form 13F Information Table Value Total:  $2,920,075

List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AVID TECHNOLOGY, INC.               COM          05367P100   252981  7252883 SH       SOLE                  7252883
BOSTON SCIENTIFIC CORP.             COM          101137107     8962   616400 SH       SOLE                   616400
CAREER EDUCATION CORP.              COM          141665109   241170  7907200 SH       SOLE                  7907200
CB RICHARD ELLIS GROUP INC.         COM          12497T101   838829 24541511 SH       SOLE                 24541511
ELECTRONICS FOR IMAGING, INC.       COM          286082102    75635  3225352 SH       SOLE                  3225352
ERESEARCH TECHNOLOGY, INC.          COM          29481V108    67040  8529236 SH       SOLE                  8529236
GETTY IMAGES, INC.                  COM          374276103   165835  3410133 SH       SOLE                  3410133
THE HOME DEPOT, INC.                COM          437076102     3674   100000 SH       SOLE                   100000
ITT EDUCATIONAL SERVICES, INC.      COM          45068B109    61117   750000 SH       SOLE                   750000
JANUS CAPITAL GROUP, INC.           COM          47102X105   380799 18211322 SH       SOLE                 18211322
KINETIC CONCEPTS, INC.              COM          49460W208   257999  5094753 SH       SOLE                  5094753
LCA-VISION, INC.                    COM          501803308    16970   412000 SH       SOLE                   412000
LORAL SPACE & COMMUNICATIONS, INC.  COM          543881106    12299   241733 SH       SOLE                   241733
MACROVISION CORP.                   COM          555904101    66717  2663335 SH       SOLE                  2663335
NU SKIN ENTERPRISES, INC.           CL A COM     67018T105    56699  3432173 SH       SOLE                  3432173
PRG-SCHULTZ INTERNATIONAL, INC.     COM          69357C503    13142   919601 SH       SOLE                   919601
SPRINT NEXTEL CORP.                 COM          852061900     5688   300000 SH CALL  SOLE                   300000
SYMANTEC CORP.                      COM          871503108     3979   230000 SH       SOLE                   230000
SYMMETRY MEDICAL, INC.              COM          871546206    27478  1682700 SH       SOLE                  1682700
UCBH HOLDINGS INC.                  COM          90262T308    53076  2850499 SH       SOLE                  2850499
USG CORP.                           COM          903293405   112032  2400000 SH       SOLE                  2400000
WEBSENSE, INC                       COM          947684106    70256  3055938 SH       SOLE                  3055938
WILLIAMS SONOMA, INC.               COM          969904101    67374  1900000 SH       SOLE                  1900000
ZEBRA TECHNOLOGIES CORP.            CL A COM     989207105    60324  1562400 SH       SOLE                  1562400